Share-based Compensation (Details) - $ / shares					1 Months Ended	12 Months Ended
	May 02, 2019	Mar. 27, 2019	Apr. 01, 2018	Mar. 31, 2018	Jan. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,660,000	2,635,000	0
Exercise price						$ 0.1	$ 0.1
2014 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue									3,200,000
Vesting period					4 years
Expiration period			10 years	4 years	4 years
2014 Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue					5,117,613
Second Amended 2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue		7,700,000
Threshold of increase in outstanding share capital (as a percent)		2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,659,640
Vesting period						4 years
Exercise price						$ 0.1
Vesting percentage in first year						25.00%
Remaining vesting percentage in next years						75.00%
Second Amended 2018 Plan | Key Management Personnel
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	115,000
Second Amended 2018 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold of increase in outstanding share capital (as a percent)		10.00%
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue			7,111,447